POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JULY 16, 2012 TO THE
PROSPECTUS DATED MARCH 1, 2012 OF:

PowerShares 1-30 Laddered Treasury Portfolio
PowerShares Build America Bond Portfolio
PowerShares CEF Income Composite Portfolio
PowerShares Chinese Yuan Dim Sum Bond Portfolio
PowerShares Convertible Securities Portfolio
PowerShares Emerging Markets Sovereign Debt Portfolio
PowerShares Fundamental High Yield® Corporate Bond Portfolio
PowerShares Fundamental Investment Grade Corporate Bond Portfolio
PowerShares Insured California Municipal Bond Portfolio
PowerShares Insured National Municipal Bond Portfolio
PowerShares Insured New York Municipal Bond Portfolio
PowerShares International Corporate Bond Portfolio
PowerShares Preferred Portfolio
PowerShares Senior Loan Portfolio
PowerShares VRDO Tax-Free Weekly Portfolio

•  Effective immediately, on page 38, the first paragraph in the section titled "PowerShares Fundamental High Yield® Corporate Bond Portfolio—Summary Information—Principal Investment Strategies" is deleted and replaced with the following:

The Fund generally will invest at least 80% of its total assets in high-yield corporate bonds that comprise the Underlying Index. The Underlying Index is comprised of U.S. dollar-denominated bonds registered for sale in the United States whose issuers are public companies listed on major U.S. stock exchanges. Only non-convertible, non-exchangeable, non-zero, fixed coupon investible high-yield corporate bonds qualify for inclusion in the Underlying Index. Bonds of foreign agencies, governments or supra-nationals, as well as those issuers that are not domiciled in the United States are excluded from the Underlying Index. Ryan ALM, Inc. compiles and calculates the Underlying Index, which measures potential returns based on the Fundamental Index® methodology developed by Research Affiliates, LLC ("Research Affiliates®" or the "Index Provider"). The Fund does not purchase all of the securities in the Underlying Index; instead, the Fund utilizes a "sampling" methodology to seek to achieve its investment objective.

•  Effective immediately, on page 43, the first paragraph in the section titled "PowerShares Fundamental Investment Grade Corporate Bond Portfolio—Summary Information—Principal Investment Strategies" is deleted and replaced with the following:

The Fund generally will invest at least 80% of its total assets in the component securities that comprise the Underlying Index. The Underlying Index is comprised of U.S. dollar-denominated bonds registered for sale in the United States whose issuers are public companies listed on a major U.S. stock exchange. Only non-convertible, non-exchangeable, non-zero, fixed coupon investible investment grade corporate bonds with greater than one year to maturity qualify for inclusion in the Underlying Index. Bonds of foreign agencies, governments or supra-nationals, as well as those issuers that are not domiciled in the United States are excluded from the Underlying Index. In determining each individual security's relative weight within the Underlying Index, Research Affiliates, LLC ("Research Affiliates®" or the "Index Provider") utilizes four fundamental corporate accounting variables: book value of assets, gross sales, gross dividends and cash flow. A composite fundamental weight is calculated for each security by comparing its four fundamental variables against those of the other issuers in the Underlying Index universe. The Fund does not purchase all of the securities in the Underlying Index; instead, the Fund utilizes a "sampling" methodology to seek to achieve its investment objective.

•  Effective immediately, on page 92, the first paragraph in the section titled "Additional Information about the Funds' Strategies and Risks—Principal Investment Strategies—RAFI® High Yield Bond Index" is deleted and replaced with the following:

The Underlying Index for PowerShares Fundamental High Yield® Corporate Bond Portfolio is comprised of U.S. dollar-denominated bonds registered for sale in the U.S. whose issuers are public companies listed on major U.S. stock exchanges. Only non-convertible, non-exchangeable, non-zero, fixed coupon investible high-yield corporate bonds qualify for inclusion in the Underlying Index. Bonds of foreign agencies, governments or supra-nationals, as well as those issuers that are not domiciled in the United States are excluded from the Underlying Index. The Index Provider rebalances the Underlying Index at the end of every month and weights its constituents according to a composite RAFI weight the Index Provider calculates for each eligible company. Composite RAFI weights are comprised of individual RAFI weights calculated for each company using each of the following four fundamental corporate accounting variables: book value of assets, gross sales, gross dividends and cash flow. Each company receives a composite RAFI weight equal to the ratio of its sales (or cash flow, dividends or book value) to the aggregate sales (or cash flow, dividends or book value) across all companies in the sample. If a company does not pay any dividends, the composite calculation does not give it a zero weight on that metric, but rather computes its weight as an equally-weighted average of the remaining three metrics. The Index Provider will remove companies that receive a negative composite weight from the Underlying Index. All issues in the Underlying Index must have a minimum of one-year call protection. Poison puts and make-whole provisions, which allow the creditor or borrower, respectively, the right to require re-payment of the amount owed before the debt's maturity, are allowed.

•  Effective immediately, on page 93, the first paragraph in the section titled "Additional Information about the Funds' Strategies and Risks—Principal Investment Strategies—RAFI® Investment Grade Bond Index" is deleted and replaced with the following:

The Underlying Index for PowerShares Fundamental Investment Grade Corporate Bond Portfolio is comprised of U.S. dollar-denominated bonds registered for sale in the U.S. whose issuers are public companies listed on a major U.S. stock exchange. Only non-convertible, non-exchangeable, non-zero, fixed coupon investible investment grade corporate bonds with greater than one year to maturity qualify for inclusion in the Underlying Index. Bonds of foreign agencies, governments or supra-nationals, as well as those issuers that are not domiciled in the United States are excluded from the Underlying

Index. The Index Provider rebalances the Underlying Index at the end of every month and weights the constituents annually on March 31 according to a composite Research Affiliates Fundamental Index® ("RAFI") weight that is calculated for each eligible company. Composite RAFI weights are comprised of individual RAFI weights calculated for each company for each of the following four fundamental corporate accounting variables: book value of assets, gross sales, gross dividends and cash flow. Each company receives a composite RAFI weight equal to the ratio of its sales (or cash flow, dividends or book value) to the aggregate sales (or cash flow, dividends or book value) across all companies in the sample. If a company does not pay any dividends, the composite calculation does not give it a zero weight on that metric, but rather computes its weight as an equally-weighted average of the remaining three metrics. The Index Provider will remove companies that receive a negative composite weight from the Underlying Index. All issues in the Underlying Index must have a minimum of one-year call protection. Poison puts and make-whole provisions, which allow the creditor or borrower, respectively, the right to require re-payment of the amount owed before the debt's maturity, are allowed.

Please Retain This Supplement For Future Reference.

P-PS-PRO-9 SUP-2 071612

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JULY 16, 2012 TO THE
PROSPECTUS DATED MARCH 1, 2012 OF:

PowerShares Ibbotson Alternative Completion Portfolio
PowerShares RiverFront Tactical Balanced Growth Portfolio
PowerShares RiverFront Tactical Growth & Income Portfolio

•  Effective immediately, on page 58, the second paragraph in the section titled "Underlying ETFs—Fixed Income/Bond Funds—PowerShares Fundamental High Yield® Corporate Bond Portfolio" is deleted and replaced with the following:

PowerShares Fundamental High Yield® Corporate Bond Portfolio generally will invest at least 80% of its total assets in high-yield corporate bonds that comprise its Underlying Index. PowerShares Fundamental High Yield® Corporate Bond Portfolio's Underlying Index is comprised of U.S. dollar-denominated bonds registered for sale in the United States whose issuers are public companies listed on major U.S. stock exchanges. Only non-convertible, non-exchangeable, non-zero, fixed coupon investible high-yield corporate bonds qualify for inclusion in PowerShares Fundamental High Yield® Corporate Bond Portfolio's Underlying Index. Bonds of foreign agencies, governments or supra-nationals, as well as those issuers that are not domiciled in the United States are excluded from PowerShares Fundamental High Yield® Corporate Bond Portfolio's Underlying Index. Ryan ALM, Inc. compiles and calculates PowerShares Fundamental High Yield® Corporate Bond Portfolio's Underlying Index, which measures potential returns based on the Fundamental Index® methodology developed by RAFI Affiliates. PowerShares Fundamental High Yield® Corporate Bond Portfolio does not purchase all of the securities in its Underlying Index; instead, it utilizes a "sampling" methodology to seek to achieve its investment objective.

Please Retain This Supplement For Future Reference.

P-PS-PRO-11 SUP-1 071612

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JULY 16, 2012 TO THE
STATEMENT OF ADDITIONAL INFORMATION
DATED MARCH 1, 2012

•  Effective immediately, on page 108, the section titled "Index Providers—RAFI® High Yield Bond Index" is deleted and replaced with the following:

RAFI® High Yield Bond Index

The RAFI® High Yield Bond Index is comprised of U.S. dollar-denominated bonds registered for sale in the United States whose issuers are public companies listed on major U.S. stock exchanges. Only non-convertible, non-exchangeable, non-zero, fixed coupon investible high-yield corporate bonds qualify for inclusion in the Underlying Index. Bonds of foreign agencies, governments or supra-nationals, as well as those issuers that are not domiciled in the United States are excluded from the Underlying Index.

•  Effective immediately, on page 108, the first paragraph in the section titled "Index Providers—RAFI® Investment Grade Bond Index" is deleted and replaced with the following:

RAFI® Investment Grade Bond Index

The RAFI® Investment Grade Bond Index is comprised of U.S. dollar-denominated bonds registered for sale in the United States whose issuers are public companies listed on a major U.S. stock exchange. Only non-convertible, non-exchangeable, non-zero, fixed coupon investible investment grade corporate bonds with greater than one year to maturity qualify for inclusion in the Underlying Index. Bonds of foreign agencies, governments or supra-nationals, as well as those issuers that are not domiciled in the United States are excluded from the Underlying Index. The Underlying Index is rebalanced at the end of every month and weighted annually on March 31 according to a composite Research Affiliates Fundamental Index® ("RAFI") weight that is calculated for each eligible company. Composite RAFI weights are comprised of individual RAFI weights calculated for each company for each of the following four fundamental corporate accounting variables: book value of assets, gross sales, gross dividends and cash flow. Each company receives a composite RAFI weight equal to the ratio of its sales (or cash flow, dividends or book value) to the aggregate sales (or cash flow, dividends or book value) across all companies in the sample. If a company does not pay any dividends, the composite calculation does not give it a zero weight on that metric, but rather computes its weight as an equally-weighted average of the remaining three metrics. The Index Provider will remove companies that receive a negative composite from the Underlying Index. All issues in the Underlying Index must have a minimum of one-year call protection. Poison puts and make-whole provisions, which allow the creditor or borrower, respectively, the right to require re-payment of the amount owed before the debt's maturity, are allowed.

Please Retain This Supplement For Future Reference.

P-PS-SAI SUP-3 071612